Notes to the Consolidated Statements of Operations - General and administrative expenses (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Notes to the Consolidated Statements of Operations
Amortization and depreciation	€ (4,577)	€ (4,867)
General and administrative expenses
Notes to the Consolidated Statements of Operations
Personnel	(5,267)	(6,171)
Maintenance and lease	(1,360)	(1,044)
Third-party services	(5,819)	(7,619)
Legal and other professional services	(1,575)	(1,501)
Amortization and depreciation	(2,179)	(2,231)
Other	(208)	(553)
Total	€ (16,409)	€ (19,119)